Net Income (Loss) per Share Attributable to Common Stockholders - Anti-Dilutive Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive shares excluded from calculation of diluted earnings (loss) per share:
Total shares excluded from earnings (loss) per share - diluted	6,069	20,115	22,429
Equity Awards
Anti-dilutive shares excluded from calculation of diluted earnings (loss) per share:
Total shares excluded from earnings (loss) per share - diluted	6,069	248	307
Convertible Preferred Stock
Anti-dilutive shares excluded from calculation of diluted earnings (loss) per share:
Total shares excluded from earnings (loss) per share - diluted		19,320	21,761
Convertible Preferred Stock Warrants
Anti-dilutive shares excluded from calculation of diluted earnings (loss) per share:
Total shares excluded from earnings (loss) per share - diluted		547	361